CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Loans, including fees	$ 46,544	$ 44,396	$ 43,673
Securities:
Taxable interest	3,376	3,130	3,488
Tax-exempt interest	56	77	117
Dividends	676	435	184
Other	2,259	88	59
Total interest and dividend income	52,911	48,126	47,521
Interest expense:
Deposits	6,580	5,603	5,394
Federal Home Loan Bank advances	3,310	2,969	2,513
Subordinated debt and other borrowings	193	329	336
Total interest expense	10,083	8,901	8,243
Net interest income	42,828	39,225	39,278
Provision for loan losses	2,190	2,509	1,539
Net interest income after provision for loan losses	40,638	36,716	37,739
Noninterest income:
Service fees	6,453	6,726	6,964
Wealth management fees	1,209	1,204	1,221
Increase in cash surrender value of bank-owned life insurance	570	618	580
Net gain on sale of securities	55	146	64
Mortgage banking	1,203	721	535
Net gain on derivatives	62	50	60
Net gain on sale of investment in affiliate	5,263	0	0
Net loss on disposal of equipment	(92)	(47)	0
Other	871	903	742
Total noninterest income	15,594	10,321	10,166
Noninterest expenses:
Salaries and employee benefits	20,363	19,903	20,001
Occupancy and equipment	6,793	7,409	7,724
Computer and electronic banking services	5,580	5,629	5,630
Outside professional services	1,668	1,872	1,808
Marketing and advertising	755	964	977
Supplies	554	586	612
FDIC deposit insurance and regulatory assessments	932	1,015	1,234
Contribution to SI Financial Group Foundation	500	0	0
Core deposit intangible amortization	602	601	613
Other real estate operations	350	538	425
Other	1,901	2,068	2,482
Total noninterest expenses	39,998	40,585	41,506
Income before income tax provision	16,234	6,452	6,399
Income tax provision	4,924	2,104	1,988
Net income	$ 11,310	$ 4,348	$ 4,411
Earnings per share:
Basic	$ 0.96	$ 0.36	$ 0.36
Diluted	$ 0.95	$ 0.36	$ 0.36